LONG-TERM DEPOSITS AND PREPAYMENTS	12 Months Ended
Dec. 31, 2018
LONG-TERM DEPOSITS AND PREPAYMENTS
LONG-TERM DEPOSITS AND PREPAYMENTS

4.  LONG-TERM DEPOSITS AND PREPAYMENTS

The Group’s subsidiaries and VIEs are required to pay certain amounts of deposit to airline companies and hotel suppliers. The subsidiaries and VIEs are also required to pay deposit to local travel bureau as pledge for insurance of traveler’s safety.

Components of long-term deposits and prepayments as of December 31, 2017 and 2018 were as follows:

	2017	2018
	RMB (in millions)
Deposits paid to airline suppliers	276	243
Deposits paid to advertising suppliers	89	164
Prepayments for purchase of long lived assets	241	127
Deposits paid to hotel suppliers	75	70
Others	159	164
Total	840	768